UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/08

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Springhouse Capital Management, LP
Address: 535 Madison Ave
Address: 535 Madison Ave

         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Gaines
Title:
Phone:     212 319-2570

Signature, Place, and Date of Signing:

     Brian Gaines     New York, NY     May 08, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $122,681 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CITI TRENDS INC                COM              17306X102     4438   240566 SH       SOLE                   240566        0        0
CMGI INC                       COM NEW          125750307    15488  1167999 SH       SOLE                  1167999        0        0
E M C CORP MASS                COM              268648102    10939   762854 SH       SOLE                   762854        0        0
GREENFIELD ONLINE INC          COM              395150105    22779  1920655 SH       SOLE                  1920655        0        0
HARMAN INTL INDS INC           COM              413086109    11320   260000 SH       SOLE                   260000        0        0
INVESTOOLS INC                 COM              46145P103    26769  2435745 SH       SOLE                  2435745        0        0
LEAR CORP                      COM              521865105     4205   162300 SH       SOLE                   162300        0        0
MF GLOBAL LTD                  SHS              G60642108     2589   261227 SH       SOLE                   261227        0        0
OMNICARE INC                   COM              681904108     5190   285800 SH       SOLE                   285800        0        0
PINNACLE AIRL CORP             COM              723443107      102    11734 SH       SOLE                    11734        0        0
TRX INC                        COM              898452107      516   339719 SH       SOLE                   339719        0        0
WELLPOINT INC                  COM              94973V107    14607   331000 SH       SOLE                   331000        0        0
ZIPREALTY INC                  COM              98974V107     3739   713597 SH       SOLE                   713597        0        0